Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,880,000.00
Previously Paid Amount	0.00
Total Fee Amount	11,169.53
Total Offset Amount	0.00
Net Fee	$ 11,169.53
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A